iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.3%
Axon Enterprise, Inc.
(a)
..................... 42,686 $ 27,616,134
General Electric Co ....................... 346,255 63,073,811
Howmet Aerospace, Inc. .................... 123,200 14,584,416
Northrop Grumman Corp. ................... 48,332 23,665,764
RTX Corp. ............................. 532,661 64,894,090
193,834,215
a
Air Freight & Logistics  — 0.7%
CH Robinson Worldwide, Inc. ................ 148,475 15,675,990
Expeditors International of Washington, Inc. ....... 321,009 39,047,535
FedEx Corp. ............................ 50,334 15,234,592
United Parcel Service, Inc., Class B ............ 171,261 23,243,543
93,201,660
a
Automobiles  — 1.8%
Tesla, Inc.
(a)
............................. 768,314 265,191,260
a
Banks  — 3.2%
Bank of America Corp. ..................... 1,966,390 93,423,189
Citigroup, Inc. ........................... 586,641 41,575,248
Huntington Bancshares, Inc. ................. 955,350 17,205,853
JPMorgan Chase & Co. .................... 729,126 182,077,345
PNC Financial Services Group, Inc. (The) ........ 238,131 51,131,488
Truist Financial Corp. ...................... 421,728 20,107,991
U.S. Bancorp ........................... 523,572 27,901,152
Wells Fargo & Co. ........................ 412,908 31,451,202
464,873,468
a
Beverages  — 1.3%
Coca-Cola Co. (The) ...................... 1,411,012 90,417,649
Keurig Dr Pepper, Inc. ..................... 424,995 13,876,087
Molson Coors Beverage Co., Class B ........... 450,937 27,985,150
PepsiCo, Inc. ........................... 357,897 58,498,265
190,777,151
a
Biotechnology  — 1.8%
AbbVie, Inc. ............................ 354,382 64,827,099
Alnylam Pharmaceuticals, Inc.
(a)
............... 53,904 13,641,485
Amgen, Inc. ............................ 135,488 38,325,491
Gilead Sciences, Inc. ...................... 701,942 64,985,791
Moderna, Inc.
(a)
.......................... 338,456 14,573,915
Regeneron Pharmaceuticals, Inc.
(a)
............. 29,742 22,313,043
Vertex Pharmaceuticals, Inc.
(a)
................ 101,214 47,381,310
266,048,134
a
Broadline Retail  — 3.8%
Amazon.com, Inc.
(a)(b)
...................... 2,511,410 522,097,025
MercadoLibre, Inc.
(a)(b)
...................... 13,173 26,150,644
548,247,669
a
Building Products  — 1.1%
Carrier Global Corp. ....................... 319,801 24,743,003
Fortune Brands Innovations, Inc. .............. 200,285 15,682,316
Johnson Controls International PLC ............ 277,541 23,274,588
Lennox International, Inc. ................... 24,765 16,521,474
Owens Corning .......................... 72,852 14,979,828
Trane Technologies PLC .................... 152,034 63,279,592
158,480,801
a
Capital Markets  — 3.5%
Ameriprise Financial, Inc. ................... 32,003 18,368,762
Bank of New York Mellon Corp. (The) ........... 625,932 51,245,053
BlackRock, Inc.
(c)
......................... 13,833 14,148,392
Cboe Global Markets, Inc. ................... 131,664 28,419,674
Security Shares Value
a
Capital Markets (continued)
Charles Schwab Corp. (The) ................. 356,459 $ 29,500,547
Coinbase Global, Inc., Class A
(a)
............... 50,093 14,837,547
FactSet Research Systems, Inc. ............... 29,057 14,257,398
Goldman Sachs Group, Inc. (The) ............. 80,437 48,951,545
KKR & Co., Inc. .......................... 142,845 23,265,165
Moody's Corp. ........................... 95,934 47,965,081
Morgan Stanley .......................... 543,363 71,512,005
Nasdaq, Inc. ............................ 388,788 32,265,516
Raymond James Financial, Inc. ............... 183,761 31,107,062
S&P Global, Inc. ......................... 164,172 85,781,512
511,625,259
a
Chemicals  — 1.2%
Air Products and Chemicals, Inc. .............. 45,584 15,240,099
Ecolab, Inc. ............................ 225,424 56,078,728
Linde PLC ............................. 104,580 48,210,334
Mosaic Co. (The) ......................... 546,043 14,448,298
PPG Industries, Inc. ....................... 287,273 35,728,143
169,705,602
a
Commercial Services & Supplies  — 0.4%
Copart, Inc.
(a)
........................... 246,204 15,606,872
Veralto Corp. ............................ 347,616 37,608,575
53,215,447
a
Communications Equipment  — 1.1%
Arista Networks, Inc.
(a)
..................... 74,504 30,235,213
Cisco Systems, Inc. ....................... 1,115,957 66,075,814
F5, Inc.
(a)(b)
............................. 57,778 14,464,722
Juniper Networks, Inc. ..................... 366,960 13,181,203
Motorola Solutions, Inc. .................... 71,778 35,867,467
159,824,419
a
Construction & Engineering  — 0.2%
EMCOR Group, Inc. ....................... 28,505 14,540,970
Quanta Services, Inc. ...................... 43,632 15,032,097
29,573,067
a
Construction Materials  — 0.5%
CRH PLC .............................. 562,520 57,528,920
Martin Marietta Materials, Inc. ................ 33,914 20,348,400
77,877,320
a
Consumer Finance  — 1.0%
American Express Co. ..................... 252,608 76,964,605
Capital One Financial Corp. .................. 76,886 14,762,881
Discover Financial Services .................. 161,820 29,520,823
Synchrony Financial ....................... 257,850 17,410,032
138,658,341
a
Consumer Staples Distribution & Retail  — 1.3%
Costco Wholesale Corp. .................... 121,647 118,226,286
Kroger Co. (The) ......................... 556,600 33,997,128
Sysco Corp. ............................ 186,049 14,346,238
Target Corp. ............................ 198,644 26,282,588
192,852,240
a
Containers & Packaging  — 0.3%
Ball Corp. .............................. 299,196 18,598,023
Crown Holdings, Inc. ...................... 154,608 14,237,851
International Paper Co. ..................... 252,972 14,882,343
47,718,217
a

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Distributors  — 0.4%
LKQ Corp. ............................. 994,145 $ 39,059,957
Pool Corp. ............................. 40,614 15,315,133
54,375,090
a
Diversified Telecommunication Services  — 0.6%
AT&T, Inc. .............................. 1,286,473 29,794,715
Verizon Communications, Inc. ................ 1,193,686 52,928,037
82,722,752
a
Electric Utilities  — 0.9%
Constellation Energy Corp. .................. 63,120 16,194,067
Edison International ....................... 174,835 15,341,771
Eversource Energy ....................... 234,493 15,122,454
Exelon Corp. ............................ 619,327 24,500,576
NextEra Energy, Inc. ...................... 818,899 64,422,784
135,581,652
a
Electrical Equipment  — 0.5%
Eaton Corp. PLC ......................... 73,806 27,708,248
GE Vernova, Inc.
(a)
........................ 64,972 21,708,445
Hubbell, Inc. ............................ 31,636 14,555,407
63,972,100
a
Electronic Equipment, Instruments & Components  — 0.3%
Keysight Technologies, Inc.
(a)
................. 148,448 25,360,856
Trimble, Inc.
(a)
........................... 196,430 14,333,497
39,694,353
a
Energy Equipment & Services  — 0.2%
Baker Hughes Co., Class A .................. 426,538 18,746,345
Schlumberger N.V. ........................ 326,549 14,348,563
33,094,908
a
Entertainment  — 1.3%
Electronic Arts, Inc. ....................... 110,663 18,112,213
Netflix, Inc.
(a)
............................ 103,021 91,360,053
Walt Disney Co. (The) ..................... 554,546 65,142,519
Warner Bros Discovery, Inc., Series A
(a)(b)
......... 1,467,345 15,377,775
189,992,560
a
Financial Services  — 3.1%
Berkshire Hathaway, Inc., Class B
(a)
............ 155,516 75,117,338
Fidelity National Information Services, Inc. ........ 162,262 13,840,949
Fiserv, Inc.
(a)(b)
........................... 66,907 14,783,771
Mastercard, Inc., Class A .................... 301,415 160,636,110
PayPal Holdings, Inc.
(a)
..................... 226,541 19,656,963
Visa, Inc., Class A
(b)
....................... 497,043 156,608,308
440,643,439
a
Food Products  — 1.5%
Bunge Global SA ......................... 279,264 25,061,151
Conagra Brands, Inc. ...................... 516,014 14,216,186
General Mills, Inc. ........................ 919,277 60,911,294
Hormel Foods Corp. ....................... 519,688 16,853,482
Kellanova .............................. 525,880 42,748,785
Kraft Heinz Co. (The) ...................... 929,086 29,702,880
McCormick & Co., Inc., NVS ................. 207,766 16,290,932
The Campbell's Company ................... 326,026 15,062,401
220,847,111
a
Ground Transportation  — 0.7%
JB Hunt Transport Services, Inc. .............. 75,388 14,256,625
Old Dominion Freight Line, Inc. ............... 63,221 14,233,576
Uber Technologies, Inc.
(a)
................... 457,565 32,926,377
Union Pacific Corp. ....................... 179,773 43,983,262
105,399,840
a
Security Shares Value
a
Health Care Equipment & Supplies  — 1.8%
Cooper Companies, Inc. (The)
(a)
............... 139,993 $ 14,623,669
Dexcom, Inc.
(a)
.......................... 196,643 15,336,187
Edwards Lifesciences Corp.
(a)
................ 642,305 45,828,462
Hologic, Inc.
(a)
........................... 180,136 14,320,812
IDEXX Laboratories, Inc.
(a)
................... 88,628 37,378,859
Intuitive Surgical, Inc.
(a)
..................... 97,346 52,761,532
STERIS PLC ............................ 162,861 35,676,330
Stryker Corp. ........................... 60,518 23,732,134
Zimmer Biomet Holdings, Inc. ................ 129,697 14,539,034
254,197,019
a
Health Care Providers & Services  — 2.6%
Cardinal Health, Inc. ....................... 161,081 19,690,541
Cencora, Inc. ........................... 105,507 26,540,286
Centene Corp.
(a)
......................... 245,742 14,744,520
Cigna Group (The) ........................ 115,689 39,079,744
Elevance Health, Inc. ...................... 130,861 53,255,193
HCA Healthcare, Inc. ...................... 40,832 13,361,047
Humana, Inc. ........................... 49,284 14,606,792
Labcorp Holdings, Inc. ..................... 58,994 14,226,993
McKesson Corp. ......................... 42,962 27,001,617
Quest Diagnostics, Inc. ..................... 133,024 21,637,684
UnitedHealth Group, Inc. .................... 224,913 137,241,913
381,386,330
a
Health Care REITs  — 0.3%
Welltower, Inc. ........................... 269,259 37,206,209
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(a)(b)
.............. 79,765 18,174,455
a
Hotels, Restaurants & Leisure  — 1.6%
Booking Holdings, Inc. ..................... 10,964 57,034,509
Chipotle Mexican Grill, Inc.
(a)(b)
................ 302,558 18,613,368
Flutter Entertainment PLC
(a)
.................. 109,731 30,320,870
Hilton Worldwide Holdings, Inc. ............... 56,455 14,307,955
McDonald's Corp. ........................ 200,470 59,341,125
Royal Caribbean Cruises Ltd. ................ 60,886 14,859,837
Starbucks Corp. .......................... 295,971 30,325,189
224,802,853
a
Household Durables  — 0.1%
PulteGroup, Inc. ......................... 111,880 15,134,008
a
Household Products  — 1.2%
Church & Dwight Co., Inc. ................... 255,477 28,135,682
Clorox Co. (The) ......................... 183,248 30,633,568
Kimberly-Clark Corp. ...................... 118,252 16,478,416
Procter & Gamble Co. (The) ................. 571,544 102,454,978
177,702,644
a
Industrial Conglomerates  — 0.8%
3M Co. ................................ 360,092 48,083,085
Honeywell International, Inc. ................. 285,614 66,528,069
114,611,154
a
Industrial REITs  — 0.1%
Prologis, Inc. ............................ 172,632 20,159,965
a
Insurance  — 2.6%
Aflac, Inc. .............................. 191,917 21,878,538
Aon PLC, Class A ........................ 36,865 14,434,122
Arch Capital Group Ltd. .................... 170,961 17,219,192
Arthur J Gallagher & Co. .................... 53,880 16,823,491
Assurant, Inc. ........................... 86,512 19,646,875
Hartford Financial Services Group, Inc. (The) ...... 192,574 23,746,300

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Marsh & McLennan Companies, Inc. ............ 202,077 $ 47,130,419
MetLife, Inc. ............................ 484,530 42,750,082
Progressive Corp. (The) .................... 176,373 47,423,172
Prudential Financial, Inc. .................... 648,579 83,932,608
Travelers Companies, Inc. (The) ............... 81,865 21,779,365
Willis Towers Watson PLC ................... 48,399 15,584,478
372,348,642
a
Interactive Media & Services  — 5.5%
Alphabet, Inc., Class A ..................... 428,086 72,325,130
Alphabet, Inc., Class C, NVS ................. 2,385,742 406,745,153
Meta Platforms, Inc., Class A ................. 548,586 315,063,912
794,134,195
a
IT Services  — 1.7%
Accenture PLC, Class A .................... 180,373 65,361,764
Akamai Technologies, Inc.
(a)
.................. 194,116 18,250,786
Gartner, Inc.
(a)
........................... 36,594 18,953,130
GoDaddy, Inc., Class A
(a)
.................... 75,571 14,930,563
International Business Machines Corp. .......... 328,641 74,736,250
MongoDB, Inc., Class A
(a)
................... 47,402 15,286,671
Snowflake, Inc., Class A
(a)(b)
.................. 109,099 19,070,505
Twilio, Inc., Class A
(a)
...................... 142,842 14,932,703
241,522,372
a
Life Sciences Tools & Services  — 1.1%
Agilent Technologies, Inc. ................... 156,457 21,586,372
Avantor, Inc.
(a)(b)
.......................... 660,917 13,918,912
Danaher Corp. .......................... 190,519 45,665,499
IQVIA Holdings, Inc.
(a)
...................... 102,143 20,514,400
Mettler-Toledo International, Inc.
(a)
............. 11,331 14,177,347
Waters Corp.
(a)(b)
......................... 60,206 23,162,453
West Pharmaceutical Services, Inc. ............ 50,339 16,394,406
155,419,389
a
Machinery  — 2.0%
Caterpillar, Inc. .......................... 113,730 46,186,890
CNH Industrial N.V. ....................... 1,991,711 25,015,890
Cummins, Inc. ........................... 161,387 60,526,581
Deere & Co. ............................ 78,081 36,377,938
Fortive Corp. ............................ 285,787 22,671,483
IDEX Corp. ............................. 61,742 14,239,557
Ingersoll Rand, Inc.
(b)
...................... 136,682 14,238,164
Pentair PLC ............................ 352,981 38,471,399
Xylem, Inc. ............................. 293,870 37,248,023
294,975,925
a
Media  — 0.3%
Comcast Corp., Class A .................... 688,373 29,730,830
Fox Corp., Class B ........................ 344,736 15,420,041
45,150,871
a
Metals & Mining  — 0.3%
Newmont Corp. .......................... 525,402 22,035,360
Nucor Corp. ............................ 116,646 18,043,970
40,079,330
a
Multi-Utilities  — 1.3%
CMS Energy Corp. ........................ 376,128 26,219,883
Dominion Energy, Inc. ...................... 524,518 30,815,433
NiSource, Inc. ........................... 1,515,058 57,708,559
Public Service Enterprise Group, Inc. ........... 695,227 65,559,906
180,303,781
a
Office REITs  — 0.1%
BXP, Inc. .............................. 179,651 14,729,586
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  — 3.6%
Cheniere Energy, Inc. ...................... 202,100 $ 45,272,421
Chevron Corp. ........................... 328,576 53,206,312
ConocoPhillips .......................... 608,974 65,976,243
Diamondback Energy, Inc. ................... 81,741 14,516,384
EQT Corp. ............................. 329,314 14,964,028
Exxon Mobil Corp. ........................ 650,963 76,787,596
Hess Corp. ............................. 269,873 39,719,908
Kinder Morgan, Inc., Class P ................. 2,084,309 58,923,416
ONEOK, Inc. ............................ 442,847 50,307,419
Ovintiv, Inc. ............................. 505,492 22,959,447
Phillips 66 .............................. 109,788 14,709,396
Targa Resources Corp. ..................... 124,568 25,449,242
Williams Companies, Inc. (The) ............... 708,133 41,439,943
524,231,755
a
Passenger Airlines  — 0.2%
Delta Air Lines, Inc. ....................... 398,056 25,403,934
a
Personal Care Products  — 0.1%
Kenvue, Inc. ............................ 778,771 18,752,806
a
Pharmaceuticals  — 3.0%
Bristol-Myers Squibb Co. .................... 526,417 31,174,415
Eli Lilly & Co. ........................... 225,464 179,322,792
Johnson & Johnson ....................... 475,965 73,779,335
Merck & Co., Inc. ......................... 616,615 62,672,749
Pfizer, Inc. ............................. 1,379,581 36,158,818
Zoetis, Inc., Class A ....................... 306,362 53,689,940
436,798,049
a
Professional Services  — 1.3%
Automatic Data Processing, Inc. ............... 315,833 96,938,623
Broadridge Financial Solutions, Inc. ............ 258,881 61,101,093
Jacobs Solutions, Inc. ...................... 124,309 17,556,160
Leidos Holdings, Inc. ...................... 73,370 12,135,398
187,731,274
a
Real Estate Management & Development  — 0.2%
CBRE Group, Inc., Class A
(a)
................. 171,961 24,072,820
a
Semiconductors & Semiconductor Equipment  — 10.9%
Advanced Micro Devices, Inc.
(a)
............... 464,663 63,740,147
Analog Devices, Inc. ....................... 67,109 14,633,118
Applied Materials, Inc. ..................... 374,947 65,506,990
Broadcom, Inc. .......................... 1,179,267 191,135,595
First Solar, Inc.
(a)
......................... 78,310 15,604,834
Intel Corp. ............................. 1,383,847 33,281,520
Lam Research Corp. ...................... 583,970 43,143,704
Marvell Technology, Inc. .................... 215,312 19,957,269
Micron Technology, Inc. ..................... 253,581 24,838,259
NVIDIA Corp. ........................... 6,769,632 935,901,623
NXP Semiconductors NV ................... 193,298 44,336,762
QUALCOMM, Inc. ........................ 223,916 35,497,404
Texas Instruments, Inc. ..................... 463,359 93,149,060
1,580,726,285
a
Software  — 11.1%
Adobe, Inc.
(a)
............................ 153,092 78,984,756
ANSYS, Inc.
(a)
........................... 106,128 37,261,541
Atlassian Corp., Class A
(a)
................... 56,426 14,872,765
Autodesk, Inc.
(a)
.......................... 166,021 48,461,530
Cadence Design Systems, Inc.
(a)
.............. 96,896 29,728,662
Crowdstrike Holdings, Inc., Class A
(a)
............ 40,999 14,184,424
Dynatrace, Inc.
(a)
......................... 265,895 14,940,640
Fair Isaac Corp.
(a)
......................... 6,074 14,425,932
HubSpot, Inc.
(a)
.......................... 20,369 14,687,068

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Intuit, Inc. .............................. 113,828 $ 73,046,842
Microsoft Corp. .......................... 1,936,155 819,884,196
MicroStrategy, Inc., Class A
(a)(b)
................ 43,433 16,828,985
Nutanix, Inc., Class A
(a)(b)
.................... 198,892 12,983,670
Oracle Corp. ............................ 447,129 82,647,324
Palantir Technologies, Inc., Class A
(a)(b)
.......... 311,607 20,902,598
Palo Alto Networks, Inc.
(a)(b)
.................. 96,461 37,409,505
PTC, Inc.
(a)
............................. 100,457 20,097,427
Salesforce, Inc. .......................... 297,093 98,037,719
ServiceNow, Inc.
(a)
........................ 89,235 93,646,778
Synopsys, Inc.
(a)
......................... 57,423 32,070,171
Workday, Inc., Class A
(a)
.................... 83,584 20,895,164
1,595,997,697
a
Specialized REITs  — 1.6%
American Tower Corp. ..................... 279,651 58,447,059
Crown Castle, Inc. ........................ 441,528 46,912,350
Digital Realty Trust, Inc. .................... 166,662 32,614,087
Equinix, Inc. ............................ 48,401 47,504,613
Iron Mountain, Inc. ........................ 152,132 18,814,164
SBA Communications Corp., Class A ............ 69,746 15,780,033
Weyerhaeuser Co. ........................ 468,314 15,107,810
235,180,116
a
Specialty Retail  — 2.0%
Best Buy Co., Inc. ........................ 230,802 20,772,180
CarMax, Inc.
(a)
........................... 183,182 15,381,793
Home Depot, Inc. (The) .................... 335,398 143,929,344
Lowe's Companies, Inc. .................... 194,681 53,036,945
Tractor Supply Co. ........................ 125,119 35,492,507
Williams-Sonoma, Inc. ..................... 136,909 23,551,086
292,163,855
a
Technology Hardware, Storage & Peripherals  — 7.1%
Apple, Inc. ............................. 4,029,250 956,261,903
Hewlett Packard Enterprise Co. ............... 958,987 20,349,704
HP, Inc. ............................... 412,346 14,609,419
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ............................ 119,174 $ 14,615,499
Western Digital Corp.
(a)
..................... 227,364 16,595,298
1,022,431,823
a
Textiles, Apparel & Luxury Goods  — 0.3%
Deckers Outdoor Corp.
(a)
.................... 143,408 28,102,232
Lululemon Athletica, Inc.
(a)(b)
.................. 43,444 13,930,753
42,032,985
a
Trading Companies & Distributors  — 0.7%
Ferguson Enterprises, Inc. ................... 123,290 26,622,010
United Rentals, Inc. ....................... 26,992 23,375,072
WW Grainger, Inc. ........................ 40,590 48,924,750
98,921,832
a
Total Long-Term Investments — 99.6%
(Cost: $11,113,841,550) .............................. 14,394,512,034
a
Short-Term Securities
Money Market Funds  —  0.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.79%
(c)(d)(e)
...................... 78,007,003 78,046,006
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.62%
(c)(d)
............................ 34,070,184 34,070,184
a
Total Short-Term Securities — 0.8%
(Cost: $112,105,718) ................................ 112,116,190
Total Investments — 100.4%
(Cost: $11,225,947,268) .............................. 14,506,628,224
Liabilities in Excess of Other Assets — (0.4)% ............... (60,575,502)
Net Assets — 100.0% ................................. $ 14,446,052,722
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
  Shares Held
at 11/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 66,633,146  $ 11,415,809
(a)
$ —  $ 7,020  $ (9,969) $ 78,046,006  78,007,003  $ 28,235
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 41,297,684  —  (7,227,500)
(a)
—  —  34,070,184  34,070,184  387,781  —
BlackRock, Inc. .. 13,731,861  776,171  (2,247,464) 463,577  1,424,247  14,148,392  13,833  78,229  —
$ 470,597  $ 1,414,278
$ 126,264,582
$ 494,245  $ —

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024

Schedule of Investments
Affiliates (continued)
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 166 12/20/24 $ 50,227 $ 1,857,835
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,394,512,034 $ — $ — $ 14,394,512,034
Short-Term Securities
Money Market Funds ...................................... 112,116,190 — — 112,116,190
$ 14,506,628,224 $ — $ — $ 14,506,628,224
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,857,835 $ — $ — $ 1,857,835
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust